united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/20

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020
Shares						Fair Value
	COMMON STOCK - 93.3%
	ADVERTISING - 0.0%
4,406	Affinion Group Holdings, Inc. *					$ -

	AGRICULTURE - 2.1%
173,474	Swedish Match AB - ADR					4,912,784

	AIRLINES - 5.3%
358,457	JetBlue Airways Corp. * +					7,108,202
132,216	Spirit Airlines, Inc. * # +					5,430,111
						12,538,313
	APPAREL - 0.6%
58,284	Weyco Group, Inc. +					1,320,133

	AUTO PARTS & EQUIPMENT - 1.1%
16,317	Lear Corp. +					2,009,928
68,692	Tenneco, Inc. +					650,513
						2,660,441
	BANKS - 1.0%
10,472	Goldman Sachs Group, Inc. +					2,489,718

	BIOTECHNOLOGY - 0.8%
667,195	Harvard Bioscience, Inc. * +					1,981,569

	BUILDING MATERIALS - 3.4%
132,381	Armstrong Flooring, Inc. *					468,629
181,812	Cemex SAB de CV - ADR #					734,520
139,512	Cornerstone Building Brands, Inc. * +					1,197,013
70,041	Imerys SA					3,033,370
41,483	Owens Corning +					2,509,307
						7,942,839
	CHEMICALS - 6.3%
12,165	Albemarle Corp. +					976,606
19,997	American Vanguard Corp.					373,544
68,083	Cabot Corp. +					2,713,108
60,240	Eastman Chemical Co. +					4,293,305
32,089	Mosaic Co. +					636,646
220,504	Orion Engineered Carbons SA +					3,461,913
49,262	Univar Solutions, Inc. * +					1,061,596
21,186	WR Grace & Co. +					1,427,089
						14,943,807
	COMMERCIAL SERVICES - 1.7%
67,896	Adtalem Global Education, Inc. * +					2,343,091
306,920	Atento SA * #					813,338
66,201	CPI Card Group, Inc. * #					54,285
140,805	Priority Technology Holdings, Inc. *					421,007
2,628	United Rentals, Inc. * # +					356,593
						3,988,314
	COMPUTERS - 1.1%
267,049	Mitek Systems, Inc. * +					2,606,398

	DISTRIBUTION/WHOLESALE - 3.4%
396,805	Houston Wire & Cable Co. * +					1,579,284
86,217	LKQ Corp. * +					2,818,003
44,691	ScanSource, Inc. * +					1,559,269
170,190	Titan Machinery, Inc. * +					2,078,020
						8,034,576
	DIVERSIFIED FINANCIAL SERVICES - 5.0%
24,861	Diamond Hill Investment Group, Inc. +					3,499,683
13,159	GoldMoney, Inc.					18,208
60,136	Raymond James Financial, Inc. +					5,498,234
1,088,820	Sprott, Inc. +					2,593,025
251,336	US Global Investors, Inc.					321,710
						11,930,860
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
84,651	Belden, Inc. +					4,170,755

	ELECTRONICS - 4.0%
14,365	Alarm.com Holdings, Inc. * #					631,054
191,757	API Group Corp. *					2,253,145
331,845	Celestica, Inc. * +					2,999,879
137,678	Flex Ltd. * +					1,810,466
58,667	Sanmina Corp. * +					1,867,957
						9,562,501
	ENGINEERING & CONSTRUCTION - 0.2%
34,114	Mistras Group, Inc. * +					377,642

	ENVIRONMENTAL CONTROL - 1.2%
150,892	Covanta Holding Corp. +					2,260,362
55,465	Cypress Energy Partners LP					485,873
						2,746,235
	FOOD - 0.4%
61,808	Alcanna, Inc. *					193,479
21,578	Fresh Del Monte Produce, Inc. +					677,118
						870,597
	FOREST PRODUCTS & PAPER - 0.4%
22,102	International Paper Co. # +					899,993

	GAS - 1.2%
66,966	UGI Corp. +					2,785,116

	HAND/MACHINE TOOLS - 0.6%
47,926	Hurco Cos., Inc. +					1,500,084

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Shares						Fair Value
	COMMON STOCK (Continued) - 93.3%
	HEALTHCARE - PRODUCTS - 1.0%
28,578	Alpha Pro Tech Ltd. *					$ 192,044
397,283	IRIDEX Corp. * +					1,048,827
141,060	Sensus Healthcare, Inc. *					576,935
492,649	Trinity Biotech PLC - ADR *					620,738
						2,438,544
	HEALTHCARE - SERVICES - 1.1%
122,407	Tivity Health, Inc. * +					2,649,500

	HOME FURNISHINGS - 1.3%
341,587	Dorel Industries, Inc. +					1,337,886
82,964	Flexsteel Industries, Inc. +					1,360,610
26,141	Hamilton Beach Brands Holding Co.					413,028
						3,111,524
	HOUSEWARES - 0.0%
18,143	Libbey, Inc. *					24,130

	INSURANCE - 1.6%
41,360	Prudential Financial, Inc. +					3,766,242

	INTERNET - 1.8%
71,559	eBay, Inc. +					2,401,520
3,569	F5 Networks, Inc. *					435,846
363,612	HyreCar, Inc. * #					1,039,930
126,180	SRAX, Inc. * #					281,381
						4,158,677
	IRON/STEEL - 0.9%
170,364	Universal Stainless & Alloy Products, Inc. * +					2,257,323

	MACHINERY - DIVERSIFIED - 1.2%
26,066	Applied Industrial Technologies, Inc. +					1,683,082
136,246	NN, Inc. +					1,175,803
						2,858,885
	MEDIA - 5.3%
73,876	Comcast Corp. +					3,190,704
377,811	Corus Entertainment, Inc. +					1,434,056
158,042	Discovery, Inc. * +					4,388,826
105,082	ViacomCBS, Inc. +					3,586,449
						12,600,035
	MINING - 1.6%
16,822	Compass Minerals International, Inc. +					973,826
627,521	Northern Dynasty Minerals Ltd. *					269,708
254,906	Osisko Gold Royalties Ltd. #					2,543,962
						3,787,496
	MISCELLANEOUS MANUFACTURING - 0.7%
162,049	DIRTT Environmental Solutions *					420,270
155,659	Neo Performance Materials, Inc. +					1,282,888
						1,703,158
	OFFICE FURNISHINGS - 0.8%
111,648	Interface, Inc. +					1,795,300

	OIL & GAS - 5.3%
33,781	Berry Petroleum Corp.					231,400
222,455	Callon Petroleum Co. *					667,365
15,136	Diamondback Energy, Inc. +					1,126,118
887,122	Freehold Royalties Ltd. +					4,735,610
33,623	PDC Energy, Inc. *					725,921
35,311	Royal Dutch Shell PLC - ADR +					1,841,469
46,699	TOTAL SA - ADR +					2,269,104
11,070	Valero Energy Corp. # +					933,312
						12,530,299
	PHARMACEUTICALS - 4.9%
195,373	Bausch Health Cos., Inc. * +					5,359,081
53,368	CVS Health Corp. +					3,619,418
117,781	Mylan NV * +					2,522,869
						11,501,368
	REAL ESTATE - 0.7%
10,121	Jones Lang LaSalle, Inc. +					1,718,748

	REITS - 0.3%
38,829	CoreCivic, Inc.					619,323

	RETAIL - 6.2%
17,131	Big Lots, Inc.					463,565
28,538	Build-A-Bear Workshop, Inc. * #					119,289
110,611	Caleres, Inc. +					1,941,223
58,960	Dave & Buster's Entertainment, Inc. # +					2,603,674
67,464	Designer Brands, Inc. +					960,687
94,950	Foot Locker, Inc. +					3,605,251
30,219	Francesca's Holdings Corp. * #					230,873
130,800	Gap, Inc. +					2,277,228
384,921	Michaels Cos., Inc. * # +					1,897,661
63,777	Tilly's, Inc.					542,104
						14,641,555
	SEMICONDUCTORS - 1.2%
20,667	NXP Semiconductors NV +					2,621,816
112,814	O2Micro International Ltd. - ADR *					172,605
						2,794,421
	SOFTWARE - 5.1%
95,438	Donnelley Financial Solutions, Inc. *					864,668
22,711	j2 Global, Inc. +					2,177,076
29,381	Microsoft Corp. +					5,001,528
46,957	Oracle Corp. +					2,462,895
41,518	ShiftPixy, Inc. * #					325,501
55,805	Teradata Corp. * +					1,358,294
						12,189,962
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Shares						Fair Value
	COMMON STOCK (Continued) - 93.3%
	TELECOMMUNICATIONS - 7.4%
25,299	AT&T, Inc. +					$ 951,748
64,788	Cisco Systems, Inc. +					2,978,304
121,187	Iridium Communications, Inc. * +					3,096,328
9,037	Juniper Networks, Inc.					207,309
151,359	Plantronics, Inc. +					4,347,030
79,334	Powerfleet, Inc. * #					598,178
13,367	Preformed Line Products Co. +					730,105
145,925	Sierra Wireless, Inc. * +					1,405,258
211,554	Spok Holdings, Inc. +					2,246,703
155,902	TESSCO Technologies, Inc. +					966,592
						17,527,555
	TRANSPORTATION - 3.3%
226,116	Atlas Air Worldwide Holdings, Inc. * +					5,053,693
12,680	FedEx Corp. +					1,834,035
123,841	Mullen Group Ltd.					845,552
						7,733,280

	TOTAL COMMON STOCK (Cost - $220,179,959)					220,670,000

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.8%
	CALL OPTIONS PURCHASED - 0.3%
908	Alerian MLP ETF	Goldman Sachs	$ 908,000	1/15/2021	$10.00	$ 4,540
1168	Atlas Air Worldwide Holdings, Inc.	Goldman Sachs	3,504,000	5/15/2020	$30.00	102,200
292	Bausch Health Cos., Inc.	Goldman Sachs	584,000	1/15/2021	$20.00	261,048
1104	Owens-Illinois, Inc.	Goldman Sachs	1,214,400	2/21/2020	$11.00	196,512
1619	Owens-Illinois, Inc.	Goldman Sachs	2,428,500	2/21/2020	$15.00	12,143
602	ViacomCBS, Inc.	Goldman Sachs	1,655,500	1/15/2021	$27.50	28,595
1060	ViacomCBS, Inc.	Goldman Sachs	5,830,000	1/15/2021	$55.00	27,560
	TOTAL CALL OPTIONS PURCHASED (Cost - $757,541)					632,598

	PUT OPTIONS PURCHASED - 0.5%
575	iShares Russell 2000 Growth ETF	Goldman Sachs	11,212,500	2/21/2020	$195.00	41,687
419	iShares Russell 2000 Growth ETF	Goldman Sachs	8,799,000	2/21/2020	$210.00	150,840
533	iShares Russell 2000 Growth ETF	Goldman Sachs	10,660,000	5/15/2020	$200.00	234,520
410	SPDR S&P 500 ETF	Goldman Sachs	13,284,000	2/19/2020	$324.00	244,770
574	SPDR S&P 500 ETF	Goldman Sachs	18,655,000	2/19/2020	$325.00	366,786
181	SPDR S&P 500 ETF	Goldman Sachs	5,918,700	2/21/2020	$327.00	129,234
226	SPDR S&P 500 ETF	Goldman Sachs	6,780,000	5/15/2020	$300.00	111,870
	TOTAL PUT OPTIONS PURCHASED (Cost - $868,731)					1,279,707

	TOTAL OPTIONS PURCHASED (Cost - $1,626,272)					1,912,305

Shares
	SHORT-TERM INVESTMENTS - 8.2%
	COLLATERAL FOR SECURITIES LOANED - 1.6%
3,648,029	Mount Vernon Liquid Assets Portfolio, LLC, 1.77% ^ (a)					3,648,029
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,648,029)

	MONEY MARKET FUND - 6.6%
15,693,037	First American Government Obligations Fund - Government Portfolio, Institutional Class, 1.49% ^					15,693,037
	TOTAL MONEY MARKET FUND (Cost - $15,693,037)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $19,341,066)					19,341,066

	WARRANT - 0.0%			Expiration Date	Exercise Price
60,251	New Frontier Corp. *			7/26/2023	$11.50	80,134
	TOTAL WARRANT (Cost - $69,289)

	TOTAL INVESTMENTS - 102.3% (Cost - $241,216,586)					$ 242,003,505
	CALL OPTIONS WRITTEN - (0.4) % (Proceeds - $1,290,088)					(990,830)
	SECURITIES SOLD SHORT - (74.5) % (Proceeds - $166,960,496)					(176,316,994)
	OTHER ASSETS LESS LIABILITIES - 72.6%					171,932,771
	NET ASSETS - 100.0%					$ 236,628,452

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS WRITTEN - 0.4%
	CALL OPTIONS WRITTEN - 0.4%
94	Crowdstrike Holdings, Inc.	Goldman Sachs	$ 376,000	1/15/2021	$40.00	$ 220,430
1,542	Paysign, Inc.	Goldman Sachs	1,156,500	1/15/2021	$7.50	370,080
96	Zoom Video Communications, Inc.	Goldman Sachs	384,000	1/21/2022	$40.00	400,320
	TOTAL OPTIONS WRITTEN (Proceeds - $1,290,088)					990,830
Shares
	SECURITIES SOLD SHORT - (74.5) %
	AEROSPACE/DEFENSE - (0.8) %
64,757	Kratos Defense & Security Solutions, Inc. *					1,187,643
8,824	National Presto Industries, Inc.					760,541
						1,948,184
	APPAREL - (1.7) %
31,974	Canada Goose Holdings, Inc. *					959,220
17,662	Crocs, Inc. *					669,566
26,672	Rocky Brands, Inc.					723,878
80,488	Under Armour, Inc. *					1,624,248
						3,976,912
	AUTO PARTS & EQUIPMENT - (0.4) %
43,478	Motorcar Parts of America, Inc. *					863,473

	BANKS - (1.4) %
10,532	Fidelity D&D Bancorp, Inc.					598,744
33,888	First Financial Bankshares, Inc.					1,135,926
25,729	Westamerica Bancorporation					1,630,189
						3,364,859
	BEVERAGES - (0.5) %
18,074	Brown-Forman Corp.					1,222,525

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Shares						Fair Value
	SECURITIES SOLD SHORT (Continued) – (74.5) %
	BIOTECHNOLOGY – (1.9) %
11,253	Exact Sciences Corp. *					$ 1,049,680
94,890	NeoGenomics, Inc. *					3,058,305
87,907	Precigen, Inc. *					408,768
						4,516,753
	BULDING MATERIALS – (2.4) %
57,142	AAON, Inc.					2,996,526
28,430	Trex Co., Inc. *					2,792,963
						5,789,489
	CHEMICALS – (0.6) %
9,318	Quaker Chemical Corp.					1,546,974

	COMMERCIAL SERVICES – (3.2) %
26,139	Brink’s Co.					2,200,642
30,937	Ennis, Inc.					645,346
15,263	HealthEquity, Inc. *					1,008,274
2,982	MarketAxess Holdings, Inc.					1,056,165
17,029	National Research Corp.					1,152,352
20,260	ShotSpotter, Inc. *					556,137
17,191	TriNet Group, Inc. *					980,918
						7,599,834
	COMPUTERS – (1.9) %
7,623	Apple, Inc.					2,359,395
3,853	Crowdstrike Holdings, Inc. *					235,380
4,670	Globant SA *					573,009
34,824	Ping Identity Holding Corp. *					844,482
23,664	Vocera Communications, Inc. *					521,318
						4,533,584
	COSMETICS/PERSONAL CARE – (0.6) %
13,785	elf Beauty, Inc. *					216,149
16,385	Inter Parfums, Inc.					1,132,367
						1,348,516
	DISTRIBUTION/WHOLESALE – (0.9) %
21,073	SiteOne Landscape Supply, Inc. *					2,034,598

	DIVERSIFIED FINANCIAL SERVICES – (2.8) %
3,583	Credit Acceptance Corp. *					1,537,035
39,398	Hamilton Lane, Inc.					2,558,900
6,387	LendingTree, Inc. *					1,987,634
75,352	Siebert Financial Corp. *					517,668
						6,601,237
	ELECTRICAL COMPONENTS & EQUIPMENT – (2.3) %
6,282	Generac Holdings, Inc. *					650,752
23,329	Novanta, Inc. *					2,116,640
15,341	Universal Display Corp.					2,702,624
						5,470,016
	ELECTRONICS – (3.1) %
27,979	Badger Meter, Inc.					1,652,440
12,482	Brady Corp.					691,128
10,197	Mesa Laboratories, Inc.					2,676,101
49,850	National Instruments Corp.					2,224,806
						7,244,475
	ENERGY – ALTERNATE SOURCES – (0.6) %
390,534	Plug Power, Inc. *					1,509,414

	ENTERTAINMENT – (1.6) %
17,149	Churchill Downs, Inc.					2,475,973
6,088	Vail Resorts, Inc.					1,427,697
						3,903,670
	ENVIRONMENTAL CONTROL – (0.1) %
3,081	Casella Waste Systems, Inc. *					157,716

	FOOD – (2.3) %
62,915	BellRing Brands, Inc. *					1,361,481
5,053	Beyond Meat, Inc. *					557,952
25,214	Cal-Maine Foods, Inc.					899,888
21,374	Chefs’ Warehouse, Inc. *					778,014
4,508	Hershey Co.					699,506
7,204	Lancaster Colony Corp.					1,114,099
						5,410,940
	ENVIRONMENTAL CONTROL – (0.1) %
5,061	Neenah, Inc.					337,265

	HEALTHCARE – PRODUCTS – (3.7) %
4,056	Align Technology, Inc. *					1,042,798
44,734	Cardiovascular Systems, Inc. *					2,030,476
36,407	CryoLife, Inc. *					1,082,744
30,088	Cutera, Inc. *					847,880
34,892	Intersect ENT, Inc. *					901,609
21,374	Novocure Ltd. *					1,741,126
6,462	Penumbra, Inc. *					1,133,823
						8,780,456
	HEALTHCARE – SERVICES – (2.3) %
16,925	Amedisys, Inc. *					2,987,093
40,919	Invitae Corp. *					763,139
10,706	Medpace Holdings, Inc. *					915,898
33,629	RadNet, Inc. *					759,007
						5,425,137
	HOME BUILDERS – (0.6) %
13,419	LCI Industries					1,448,849

	HOME FURNISHINGS – (1.5) %
21,927	Leggett & Platt, Inc.					1,043,506
10,821	Sleep Number Corp. *					558,255
20,767	Tempur Sealy International, Inc. *					1,902,673
						3,504,434
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Shares						Fair Value
	SECURITIES SOLD SHORT (Continued) - (74.5) %
	INSURANCE - (0.9) %
21,847	RLI Corp.					$ 2,031,989

	INTERNET - (9.1) %
13,135	Anaplan, Inc. *					756,445
11,054	Cardlytics, Inc. *					927,652
83,327	Cargurus, Inc. *					2,970,608
19,077	Etsy, Inc. *					931,148
42,142	EverQuote, Inc. *					1,546,190
52,458	FireEye, Inc. *					838,279
32,752	Grubhub, Inc. *					1,773,521
6,693	Netflix, Inc. *					2,309,687
18,855	Pinduoduo, Inc. - ADR *					664,073
19,414	Q2 Holdings, Inc. *					1,692,707
3,599	Roku, Inc. *					435,299
6,760	Shopify, Inc. *					3,147,862
25,065	Tucows, Inc. *					1,510,166
43,972	Zillow Group, Inc. *					2,031,946
						21,535,583
	LEISURE TIME - (0.5) %
85,541	Marine Products Corp.					1,197,574

	MACHINERY DIVERSIFIED - (1.2) %
25,638	Kadant, Inc.					2,733,011

	MEDIA - (1.7) %
63,703	New York Times Co.					2,039,133
210,295	Sirius XM Holdings, Inc.					1,486,786
3,362	Walt Disney Co.					464,998
						3,990,917
	METAL FABRICATE/HARDWARE - (1.1) %
24,852	Omega Flex, Inc.					2,619,401

	OIL & GAS SERVICES - (0.4) %
38,128	Apergy Corp. *					985,990

	PHARMACEUTICALS - (1.7) %
64,322	Amphastar Pharmaceuticals, Inc. *					1,216,329
18,210	Heska Corp. *					1,824,460
16,088	Neogen Corp. *					1,082,240
						4,123,029
	REAL ESTATE - (1.0) %
98,360	Redfin Corp. *					2,393,099

	REITS - (1.6) %
39,580	Acadia Realty Trust					982,376
2,812	Essex Property Trust, Inc.					871,045
19,570	Rexford Industrial Realty, Inc.					943,078
16,310	Terreno Realty Corp.					933,911
						3,730,410
	RETAIL - (5.7) %
9,640	BJ's Wholesale Club Holdings, Inc. *					197,813
21,503	Carvana Co. *					1,704,113
84,352	Chuy's Holdings, Inc. *					2,070,842
3,998	Cracker Barrel Old Country Store, Inc.					611,414
94,179	Hennes & Mauritz AB					2,068,027
42,148	Hibbett Sports, Inc. *					1,044,427
45,448	Ollie's Bargain Outlet Holdings, Inc. *					2,410,562
23,269	Shake Shack, Inc. *					1,569,494
2,911	Wingstop, Inc.					270,053
14,545	Yum! Brands, Inc.					1,538,425
						13,485,170
	SEMICONDUCTORS - (3.7) %
28,524	Advanced Micro Devices, Inc. *					1,340,628
34,415	Ambarella, Inc. *					2,035,303
33,450	Amkor Technology, Inc. *					376,312
20,998	Brooks Automation, Inc.					799,604
20,737	Inphi Corp. *					1,575,183
49,875	Marvell Technology Group Ltd.					1,198,995
7,659	Monolithic Power Systems, Inc.					1,310,991
						8,637,016
	SOFTWARE - (7.5) %
12,722	Altair Engineering, Inc. *					470,078
8,423	Alteryx, Inc. *					1,174,756
22,528	Appfolio, Inc. *					2,961,080
33,745	Appian Corp. *					1,722,345
9,287	Blackbaud, Inc.					727,451
67,237	Box, Inc. *					1,010,572
20,298	Digi International, Inc. *					320,607
17,684	Elastic NV *					1,147,338
15,236	Guidewire Software, Inc. *					1,714,050
21,441	Lightspeed POS, Inc. *					697,110
46,633	LivePerson, Inc. *					1,912,419
24,382	Model N, Inc. *					760,475
57,049	Slack Technologies, Inc. *					1,182,626
39,765	SVMK, Inc. *					701,852
10,153	Twilio, Inc. *					1,262,424
						17,765,183
	TELECOMMUNICATIONS - (0.1) %
16,161	Switch, Inc.					258,576

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Shares						Fair Value
	SECURITIES SOLD SHORT (Continued) - (74.5) %
	TOYS/GAMES/HOBBIES - (0.7) %
12,443	Hasbro, Inc.					$ 1,267,568
14,292	Spin Master Corp. *					342,130
						1,609,698
	TRANSPORTATION - (0.3) %
6,310	JB Hunt Transport Services, Inc.					681,038

	SECURITIES SOLD SHORT (Proceeds - $166,960,496)					176,316,994

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
LP - Limited Partnership
MLP - Master Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depository Receipts
*	Non-income producing security.
#	All or a portion of this security is on loan. The market value of loaned securities is $3,413,423
+	All or a portion of the security is held as collateral for written options and securities sold short.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
^	Money market fund; interest rate reflects effective yield on January 31, 2020.
(a)	Security was purchased with cash received as collateral for securities on loan at January 31, 2020. Total collateral had a value of $3,648,029 at January 31, 2020.

Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustee of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used as of January 31, 2020 in valuing the fund's investments carried at fair value:
Invenomic Fund
Assets *		Level 1	Level 2	Level 3	Total
Common Stock		$ 220,670,000	$ -	$ -	$ 220,670,000
Call Options Purchased		489,660	142,938	-	632,598
Put Options Purchased		1,003,500	276,207		1,279,707
Collateral for Securities Loaned		3,648,029	-	-	3,648,029
Money Market Funds		15,693,037	-	-	15,693,037
Warrant		80,134	-	-	80,134
Total		$ 241,584,360	$ 419,145	$ -	$ 242,003,505
Liabilities**
Call Options Written		$ 370,080	$ 620,750	$ -	$ 990,830
Securities Sold Short		$ 176,316,994	$ -	$ -	$ 176,316,994
Total		$ 176,687,074	$ 620,750	$ -	$ 177,307,824
The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.
Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.
The following table is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of January 31, 2020 categorized by risk exposure.
Invenomic Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at January 31, 2020
Purchased Options	$ 286,033	$ 286,033
Written Options	299,258	299,258
Total	$ 585,291	$ 585,291

The notional value of the derivative instruments outstanding as of January 31, 2020 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Securities Lending
Under an agreement with U.S. Bank National Association (The “Bank”) the Invenomic Fund (the “Fund”) can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Aggregate Unrealized Appreciation and Depreciation
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at January 31, 2020, was as follows:
		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Invenomic Fund	75,140,580	25,184,167	(35,629,066)	(10,444,899)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/27/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/27/20

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 3/27/20